Related Parties - Summary of Time Deposits at Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 6,912,872	₺ 6,656,292
Banks - Time deposits
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	7,720,468	6,713,484
Banks - Time deposits | Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,681,804	2,338,812
Banks - Time deposits | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,432,802	1,904,505
Banks - Time deposits | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,205,630	2,307,202
Banks - Time deposits | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	400,168	₺ 162,965
Banks - Time deposits | Other
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 64